Impairment Charges - Summary of Forward Prices Used to Determine Future Cash Flows (Detail) - Upstream Commodity Price Assumptions [Member]	Mar. 31, 2020 $ / bbl $ / bbl $ / Mcf
WTI [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Annual Increase Thereafter	2.10%
WTI [Member] | Remainder of 2020 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	31.67
WTI [Member] | 2021 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	42.57
WTI [Member] | 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	50.51
WTI [Member] | 2023 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	58.17
WTI [Member] | 2024 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	60.66
WCS [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Annual Increase Thereafter	2.10%
WCS [Member] | Remainder of 2020 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	22.56
WCS [Member] | 2021 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	36.32
WCS [Member] | 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	46.10
WCS [Member] | 2023 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	54.85
WCS [Member] | 2024 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	57.96
Edmonton C5+ [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Annual Increase Thereafter	2.10%
Edmonton C5+ [Member] | Remainder of 2020 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	34.80
Edmonton C5+ [Member] | 2021 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	51.28
Edmonton C5+ [Member] | 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	63.07
Edmonton C5+ [Member] | 2023 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	72.38
Edmonton C5+ [Member] | 2024 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	75.67
AECO [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Annual Increase Thereafter	2.00%
AECO [Member] | Remainder of 2020 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / Mcf	1.90
AECO [Member] | 2021 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / Mcf	2.28
AECO [Member] | 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / Mcf	2.45
AECO [Member] | 2023 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / Mcf	2.58
AECO [Member] | 2024 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / Mcf	2.65